Common Stock (Tables)	12 Months Ended
Dec. 31, 2021
Common Stock [Abstract]
Schedule of common stock for future issuance

Series A Preferred Stock	3,438,670
Series B Preferred Stock	6,065,646
Series C Preferred Stock	1,023,631
Series C-1 Preferred Stock	798,399
Series D Preferred Stock	3,646,050
Series D-1 Preferred Stock	1,515,152
Series D-2 Preferred Stock	1,515,151
Series D-3 Preferred Stock	1,245,838
Common stock warrants	191,355
Stock options outstanding	5,475,283
Stock incentive plan shares reserved for future issuance	499,328
25,414,503